ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
2013	$ 277,473
2014	105,832
2015	105,832
2016	105,834
2017	0
Acquired intangible assets, net	$ 594,971	$ 0